Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Royce Small-Cap Fund - Consultant Class
Average Annual Return [Line Items]
Average Annual Return, Percent	7.94%	7.31%	10.00%
Royce Small-Cap Fund - Investment Class
Average Annual Return [Line Items]
Average Annual Return, Percent	8.95%	8.38%	11.11%
Royce Small-Cap Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	9.00%	8.45%	11.19%
Royce Small-Cap Fund - Service Class
Average Annual Return [Line Items]
Average Annual Return, Percent	8.62%	8.05%	10.75%
Royce SMid-Cap Total Return Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	4.17%	9.94%	10.09%
Royce SMid-Cap Total Return Fund - Service Class
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%	9.67%	9.81%
Royce International Premier Fund - Investment Class
Average Annual Return [Line Items]
Average Annual Return, Percent	9.69%	(3.19%)	4.90%
Royce International Premier Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	9.88%	(3.04%)	4.96%
Royce International Premier Fund - Service Class
Average Annual Return [Line Items]
Average Annual Return, Percent	9.37%	(3.44%)	4.64%
Royce Micro-Cap Fund - Consultant Class
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%	8.08%	9.23%
Royce Micro-Cap Fund - Investment Class
Average Annual Return [Line Items]
Average Annual Return, Percent	13.33%	9.24%	10.43%
Royce Micro-Cap Fund - Service Class
Average Annual Return [Line Items]
Average Annual Return, Percent	13.08%	8.95%	10.22%
Royce Small-Cap Opportunity Fund - Consultant Class
Average Annual Return [Line Items]
Average Annual Return, Percent	10.79%	8.72%	11.43%
Royce Small-Cap Opportunity Fund - Investment Class
Average Annual Return [Line Items]
Average Annual Return, Percent	11.86%	9.87%	12.64%
Royce Small-Cap Opportunity Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	11.92%	9.96%	12.76%
Royce Small-Cap Opportunity Fund - R Class
Average Annual Return [Line Items]
Average Annual Return, Percent	11.21%	9.17%	11.94%
Royce Small-Cap Opportunity Fund - Service Class
Average Annual Return [Line Items]
Average Annual Return, Percent	11.58%	9.57%	12.35%
Royce Premier Fund - Consultant Class
Average Annual Return [Line Items]
Average Annual Return, Percent	4.53%	4.43%	9.13%
Royce Premier Fund - Investment Class
Average Annual Return [Line Items]
Average Annual Return, Percent	5.63%	5.56%	10.34%
Royce Premier Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	5.59%	5.63%	10.41%
Royce Premier Fund - Service Class
Average Annual Return [Line Items]
Average Annual Return, Percent	5.30%	5.26%	9.99%
Royce Small-Cap Special Equity Fund - Consultant Class
Average Annual Return [Line Items]
Average Annual Return, Percent	2.29%	5.49%	6.78%
Royce Small-Cap Special Equity Fund - Investment Class
Average Annual Return [Line Items]
Average Annual Return, Percent	3.34%	6.63%	7.93%
Royce Small-Cap Special Equity Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	3.41%	6.73%	8.01%
Royce Small-Cap Special Equity Fund - Service Class
Average Annual Return [Line Items]
Average Annual Return, Percent	3.13%	6.36%	7.68%
Royce Small-Cap Total Return Fund - Consultant Class
Average Annual Return [Line Items]
Average Annual Return, Percent	1.52%	7.75%	8.30%
Royce Small-Cap Total Return Fund - Investment Class
Average Annual Return [Line Items]
Average Annual Return, Percent	2.43%	8.82%	9.37%
Royce Small-Cap Total Return Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	2.54%	8.93%	9.49%
Royce Small-Cap Total Return Fund - R Class
Average Annual Return [Line Items]
Average Annual Return, Percent	1.80%	8.11%	8.67%
Royce Small-Cap Total Return Fund - Service Class
Average Annual Return [Line Items]
Average Annual Return, Percent	2.13%	8.53%	9.07%
Royce Smaller-Companies Growth Fund - Investment Class
Average Annual Return [Line Items]
Average Annual Return, Percent	19.94%	4.71%	10.54%
Royce Smaller-Companies Growth Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	19.80%	4.72%	10.57%
Royce Smaller-Companies Growth Fund - Service Class
Average Annual Return [Line Items]
Average Annual Return, Percent	19.34%	4.39%	10.22%
Royce Small-Cap Value Fund - Investment Class
Average Annual Return [Line Items]
Average Annual Return, Percent	7.03%	10.16%	7.94%
Royce Small-Cap Value Fund - Service Class
Average Annual Return [Line Items]
Average Annual Return, Percent	6.68%	9.88%	7.68%
Russell 3000 Index One
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Index One
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 3000 Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 3000 Index Three [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Index Three [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 3000 Index Four [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Index Four [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 3000 Index Five [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2500 Index One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.91%	7.26%	10.40%
Russell 2500 Value Index One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.73%	10.02%	9.72%
Russell 3000 Index Six [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2500 Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.91%	7.26%	10.40%
Russell 2500 Value Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.73%	10.02%	9.72%
MSCI ACWI ex USA IMI Index One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.96%	7.77%	8.37%
MSCI ACWI ex USA Small Cap Index Index One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	29.26%	6.91%	8.13%
MSCI ACWI ex USA IMI Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.96%	7.77%	8.37%
MSCI ACWI ex USA Small Cap Index Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	29.26%	6.91%	8.13%
MSCI ACWI ex USA IMI Index Three [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.96%	7.77%	8.37%
MSCI ACWI ex USA Small Cap Index Index Three [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	29.26%	6.91%	8.13%
Russell 3000 Index Seven [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell Microcap Index One
Average Annual Return [Line Items]
Average Annual Return, Percent	22.98%	7.32%	9.58%
Russell 2000 Index Seven [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 3000 Index Eight [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell Microcap Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.98%	7.32%	9.58%
Russell 2000 Index Eight [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 3000 Index Nine [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell Microcap Index Three [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.98%	7.32%	9.58%
Russell 2000 Index Nine [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 3000 Index Ten [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Value Index One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Russell 2000 Index Ten [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 3000 Index Eleven [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Value Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Russell 2000 Index Eleven [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 3000 Index Twelve [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Value Index Three [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Russell 2000 Index Twelve [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 3000 Index Thirteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Value Index Four [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Russell 2000 Index Thirteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 3000 Index Fourteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Value Index Five [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Russell 2000 Index Fourteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 3000 Index Fifteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Index Fifteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 3000 Index Sixteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Index Sixteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 3000 Index Seventeen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Index Seventeen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 3000 Index Eighteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Index Eighteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 3000 Index Nineteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Value Index Six [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Russell 2000 Index Nineteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 3000 Index Twenty [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Value Index Seven [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Russell 2000 Index Twenty [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 3000 Index Twenty One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Value Index Eight [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Russell 2000 Index Twenty One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 3000 Index Twenty Three [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Value Index Ten [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Russell 2000 Index Twenty Three [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 3000 Index Twenty Four [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Value Index Eleven [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Russell 2000 Index Twenty Four [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 3000 Index Twenty Five [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Value Index Twelve [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Russell 2000 Index Twenty Five [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 3000 Index Twenty Six [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Value Index Thirteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Russell 2000 Index Twenty Six [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 3000 Index Twenty Seven [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Value Index Fourteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Russell 2000 Index Twenty Seven [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 3000 Index Twenty Eight [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Growth Index One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%	3.18%	9.57%
Russell 2000 Index Twenty Eight [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 3000 Index Twenty Nine [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Growth Index Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%	3.18%	9.57%
Russell 2000 Index Twenty Nine [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 3000 Index Thirty [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Growth Index Three [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%	3.18%	9.57%
Russell 2000 Index Thirty [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 3000 Index Thirty One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Value Index Fifteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Russell 2000 Index Thirty One [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 3000 Index Thirty Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Value Index Sixteen [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Russell 2000 Index Thirty Two [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%